Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Revenue	$ 986,847	$ 935,753
Operating earnings (loss)	(182,782)	(109,184)
Depreciation and amortization	282,326	316,322
Total assets	2,661,752	2,898,878
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	986,847	935,753
Operating earnings (loss)	(81,038)	(40,988)
Depreciation and amortization	282,326	316,322
Gain on asset disposals	(8,516)	(11,931)
Total assets	2,661,752	2,898,878
Capital expenditures	75,941	61,592
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	877,943	861,202
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	877,943	861,202
Operating earnings (loss)	(16,867)	22,207
Depreciation and amortization	256,072	288,389
Gain on asset disposals	(7,673)	(10,171)
Total assets	2,392,382	2,571,397
Capital expenditures	70,998	57,741
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	113,488	77,251
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	113,488	77,251
Operating earnings (loss)	8,927	(3,671)
Depreciation and amortization	15,405	16,375
Gain on asset disposals	(525)	(1,447)
Total assets	127,233	132,771
Capital expenditures	4,452	3,362
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Operating earnings (loss)	(73,098)	(59,524)
Depreciation and amortization	10,849	11,558
Gain on asset disposals	(318)	(313)
Total assets	142,137	194,710
Capital expenditures	491	489
Inter- Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(4,584)	(2,700)
Inter- Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (4,584)	$ (2,700)